ABERDEEN FUNDS

Aberdeen Diversified Income Fund
(formerly, Aberdeen Optimal Allocations Fund: Moderate)
Aberdeen Dynamic Allocation Fund
(formerly, Aberdeen Optimal Allocations Fund: Moderate Growth)
(collectively, the "Funds")

Supplement to the Funds' Statutory Prospectus dated September 24, 2012

The following replaces the information in the section entitled, "Summary – Aberdeen Diversified Income Fund – Example" beginning on page 3 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Diversified Income Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Diversified Income Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$697	$996	$1,357	$2,373
Class C shares	$302	$667	$1,201	$2,663
Class R shares	$164	$551	$1,007	$2,271
Institutional Class shares	$101	$359	$682	$1,597
Institutional Service Class shares	$106	$375	$709	$1,653

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$202	$667	$1,201	$2,663

The following replaces the information in the section entitled, "Summary – Aberdeen Dynamic Allocation Fund – Example" beginning on page 9 of the Funds' Statutory prospectus:

Example

This Example is intended to help you compare the cost of investing in the Dynamic Allocation Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Dynamic Allocation Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$708	$1,038	$1,438	$2,555
Class C shares	$313	$708	$1,279	$2,832
Class R shares	$167	$568	$1,045	$2,365
Institutional Class shares	$112	$401	$764	$1,785
Institutional Service Class shares	$117	$417	$790	$1,840

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$213	$708	$1,279	$2,832

THIS SUPPLEMENT IS DATED OCTOBER 5, 2012.

Please keep this Supplement for future reference.